Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2016
Deferred Acquisition Costs
(9)	Deferred Acquisition Costs

DAC at December 31 and the changes in the balance for the years then ended are as follows:

	2016	2015	2014
Balance, beginning of year	$6,283,236	4,362,771	4,820,215
Capitalization	1,006,773	911,425	1,349,236
Interest	172,195	181,239	177,754
Amortization	(1,438,375)	(1,331,923)	(853,904)
Change in shadow DAC	(777,486)	2,159,724	(1,130,530)

Balance, end of year	$5,246,343	6,283,236	4,362,771

The Company reviews its best estimate assumptions each year and records “unlocking” as appropriate. These reviews are based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The reviews include all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.

The pretax impact on the Company’s assets and liabilities as a result of the unlocking during the years ended December 31 is as follows:

	2016	2015	2014
Assets:
DAC	$(246,669)	(109,797)	(5,294)
DSI	(51,156)	(32,400)	(8,673)
VOBA	(212)	(180)	(120)
Reinsurance recoverables	2,934	5,471	117

Total decrease in assets	(295,103)	(136,906)	(13,970)
Liabilities:
Account balances and future policy benefit reserves	(412,959)	(154,064)	(38,177)
Unearned premiums	(1,787)	(48,369)	(1,968)

Total decrease in liabilities	(414,746)	(202,433)	(40,145)

Net increase before tax	119,643	65,527	26,175
Deferred income tax expense	41,875	22,934	9,161

Net increase after tax	$77,768	42,593	17,014